Accounts Receivable and Others Assets (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2026 BRL (R$) ha
Accounts Receivable and Others Assets [Abstract]
Fair Value | R$	R$ 47,133
Reincorporated | ha	2,218.5